Premises, Equipment and Leases (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 125,490	$ 122,385
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	50,308	46,602
Property, Plant and Equipment, Net	75,182	75,783
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,736	16,736
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	67,586	67,394
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,892	990
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,731	2,679
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	35,545	34,586
New Store - Lancaster County | Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,000